VENDOR NOTES RECEIVABLE	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
VENDOR NOTES RECEIVABLE

NOTE 3 – VENDOR NOTES RECEIVABLE

While living in Payson, AZ, a small city 90 minutes north of Phoenix, Ammo’s CEO, Fred Wagenhals, was approached by Payson’s mayor to discuss Advanced Tactical Armament Concepts, LLC (ATAC), an ammunition manufacturing company located in Payson. ATAC was experiencing financial difficulties and the mayor was concerned about the economic effect it would have on his city if ATAC’s manufacturing plant closed down. The mayor asked Mr. Wagenhals if he could develop a plan to salvage the ATAC plant and restore operations.

Before Mr. Wagenhals could assist, ATAC’s financial situation worsened and the business ceased operations. ATAC’s bank, WESTERN ALLIANCE BANK, petitioned the bankruptcy court to appoint a receiver to protect the bank’s collateral.  Wagenhals approached the bank about resolving the receivership issue and re-opening the business. The bank agreed to delay its action in exchange for an immediate payment of $235,000 by ATAC and an increase of $665,000 in ATAC’s working capital.  ATAC borrowed $900,000 plus $135,000 in stipulated interest from a related party of Wagenhals (Mansfield L.L.C.). On October 24, 2016, Ammo, Inc. completed negotiations with Western Alliance Bank to purchase the bank’s position ($1,910,993) as the note holder for $1,550,000.

Vendor note receivable consisted of the following at December 31, 2016:

Advanced Tactical Armament Concepts, L.L.C. Notes Payable Purchased by Ammo	Amount

Western Alliance Bank – Balance outstanding as of October 24, 2016	$1,910,993
Negotiated Discount with Western Alliance Bank to assume the Note Receivable	(360,993)
AMMO, Inc. Net Purchase Price for Western Alliance Note Payable	1,550,000
Mansfield, LLC Note Outstanding, inclusive of $135,000 fee outstanding	1,035,000
AMMO, Inc. Net Purchase Price to Acquire Notes Receivable of Western Alliance Bank & Mansfield LLC	$2,585,000

On November 21, 2016 Ammo applied for its’ Federal Fireare License which it received on February 1, 2017. Between November 21, 2016 and February 1, 2017, Wagenhals made an agreement with the owners of ATAC to start production of AMMO, Inc. branded ammunitions. This was accomplished by providing ATAC $219,000 in raw materials and ATAC was advanced $89,000 to pay selected ATAC vendors whose materials were required in the manufacturing process and to re-hire production employees.  Ammo negotiated an agreement with the management of ATAC to liquidate the vendor notes advances balance by manufacturing Ammo branded products in the future.

ATAC’s operations continued to worsen and on February 20, 2017, a sale was held for the disposition of collateral for Advanced Tactical Armament Concepts, LLC, a Nevada Limited Liability Company. As a secured party, we submitted a creditor bid. Our bid for the sale for the disposition of collateral was the highest and was accepted and we assumed operation of the manufacturing facility. We reflected this transaction in the following manner:

Notes Receivable	$(2,585,000)
Vendor advances receivable	96,552
Accounts receivable	20,965
Inventories	644,447
Equipment	543,115
Loss on notes receivable	1,279,921
$-

The management of Ammo reviewed their options for accounting for the foreclosure on ATAC’s collateral and determined that they had not purchased a business, therefore the assets acquired in foreclosure would have to be assessed for their fair values. The receivables and inventories were valued at their collectible amounts or replacement costs.  Ammo had the equipment appraised by a professional appraisal firm.